Debt (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 29, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member] Times	Dec. 31, 2011 Maximum [Member] Times	Apr. 23, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member] Times	Dec. 31, 2011 Minimum [Member] Times	Apr. 23, 2012 Minimum [Member]
Debt [Line Items]
Senior secured revolving facility		$ 250,000,000	$ 250,000,000
Senior secured revolving facility, expiring date		Dec. 01, 2016	Dec. 01, 2016
Borrowings under the facility - secured by liens		Not less than 80%	Not less than 80%
Leverage ratio required under credit facility					4.00%	4.00%		1.00%	1.00%
Minimum current ratio required under credit facility					1.0	1.0		1.0	1.0
The federal fund effective rate		0.50%	0.50%
The federal fund effective LIBOR		1.00%	1.00%
Margin					1.75%	1.75%		0.75%	0.75%
The applicable margin rate					2.75%	2.75%		1.75%	1.75%
Average effective interest rate		2.50%
Unused portion of the borrowing base, percentage fee					0.50%	0.50%		0.375%	0.375%
Line of credit facility, maximum borrowing capacity							100,000,000			75,000,000
Increase in borrowing base		100,000,000
Borrowed to acquire additional oil properties	14,000,000
Outstanding debt under the facility		58,000,000	45,000,000	5,260,000
Variable rate term loan			$ 350,000